Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Short Term Municipal Fund), Class A)	0 Months Ended
Sep. 28, 2012
(Oppenheimer Rochester® Short Term Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2011	3.89%